Business combinations (Tables)	6 Months Ended
Jun. 30, 2021
Business combinations [Abstract]
Fair value of assets and liabilities consolidated at the effective acquisition date
The fair value of assets and liabilities consolidated at the effective acquisition date is shown in the following table:

	Business combinations for the six-month period ended June 30, 2021
	($ in thousands)
	Coso	Other	Total
Contracted concessional assets	381,160	104,384	485,544
Deferred tax asset	-	4,339	4,339
Other non-current assets	11,024	2,062	13,086
Cash & cash equivalents	6,363	14,685	21,048
Other current assets	16,371	44,685	61,056
Non-current Project debt	(248,544)	(35,651)	(284,195)
Current Project debt	(13,415)	(24,451)	(37,866)
Other current and non-current liabilities	(22,960)	(54,444)	(77,404)
Non-controlling interests	-	(8,287)	(8,287)
Total net assets acquired at fair value	130,000	47,321	177,321
Asset acquisition – purchase price paid	(130,000)	(39,383)	(169,383)
Fair value of previously held 15% stake in Rioglass	-	(3,048)	(3,048)
Liability for the Put option held by the seller of Rioglass	-	(4,890)	(4,890)
Net result of business combinations	-	-	-
The fair value of assets and liabilities consolidated at the effective acquisition date is shown in the following table:

Business combinations for the year-ended December 31, 2020
($ in thousands)
Contracted concessional assets	172,321
Other non-current assets	356
Cash & cash equivalents	17,646
Other current assets	31,422
Non-current Project debt	(149,585)
Current Project debt	(8,680)
Other current and non-current liabilities	(15,561)
Non-controlling interests	(25,308)
Total net assets acquired at fair value	22,610
Asset acquisition - purchase price	(22,610)
Net result of business combinations	-